UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JULY 31, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.1%
	Shares	Value
CONSUMER DISCRETIONARY — 15.4%
Comcast, Cl A	79,700	$4,974,077
TJX	105,700	7,379,974
Twenty-First Century Fox	182,495	6,117,232
Walt Disney	72,804	8,736,480

		27,207,763

CONSUMER STAPLES — 14.7%
Anheuser-Busch InBev ADR	23,000	2,749,650
Coca-Cola	89,500	3,676,660
CVS Health	88,921	10,000,945
PepsiCo	57,000	5,491,950
Procter & Gamble	52,200	4,003,740

		25,922,945

ENERGY — 7.1%
Chevron	36,000	3,185,280
Exxon Mobil	52,602	4,166,604
Schlumberger	63,300	5,242,506

		12,594,390

FINANCIAL SERVICES — 16.4%
American Express	100,500	7,644,030
BlackRock, Cl A	17,400	5,851,968
JPMorgan Chase	99,900	6,846,147
Wells Fargo	147,995	8,564,471

		28,906,616

HEALTH CARE — 12.8%
Becton Dickinson	38,100	5,796,915
Johnson & Johnson	61,450	6,157,904
Medtronic	43,000	3,370,770
UnitedHealth Group	58,900	7,150,460

		22,476,049

INDUSTRIAL — 14.2%
Eaton	86,300	5,228,054
Union Pacific	72,100	7,036,239
United Technologies	61,460	6,165,053
WW Grainger	28,500	6,518,235

		24,947,581

INFORMATION SERVICES — 16.1%
Accenture, Cl A	65,155	6,718,132
Apple	50,030	6,068,639
MasterCard, Cl A	44,700	4,353,780
Oracle	180,400	7,205,176
QUALCOMM	63,000	4,056,570

		28,402,297

MATERIALS — 2.4%
Chemours	14,612	159,563

THE ADVISORS’ INNER CIRCLE FUND	HAVERFORD QUALITY
GROWTH STOCK FUND
JULY 31, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — continued
E.I. du Pont de Nemours	72,064	$4,018,289

		4,177,852

TOTAL COMMON STOCK (Cost $127,649,485)		174,635,493

CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.010% (A) (Cost $1,313,905)	1,313,905	1,313,905

TOTAL INVESTMENTS — 99.9% (Cost $128,963,390)†		$175,949,398

Percentages are based on Net Assets of $176,205,963.
(A)	The rate reported is the 7-day effective yield as of July 31, 2015.
ADR	American Depositary Receipt
Cl	Class

†	At July 31, 2015, the tax basis cost of the Fund’s investments was $ 128,963,390, and the unrealized appreciation and depreciation were $48,891,188 and $(1,905,180), respectively.

As of July 31, 2015, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2015, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2015, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

HIM-QH-001-2400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 28, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 28, 2015